Basis of preparation of the Condensed consolidated interim accounts - Reconciliation Shareholders' Equity (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation shareholder equity eu ifrs and iasb ifrs [abstract]
In accordance with IFRS-EU	€ 52,598	€ 50,932	€ 50,932
Adjustment of the EU IAS 39 carve-out	(3,560)		(2,460)
Tax effect of the adjustment	823		577
Effect of adjustment after tax	(2,737)		(1,883)
Shareholders' equity	49,862		49,049
Non-controlling interests	862		803
In accordance with IFRS-IASB Total Equity	€ 50,723	€ 48,732	€ 49,851	€ 48,136